UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21840

DIVIDEND CAPITAL STRATEGIC

GLOBAL REALTY FUND

(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado	80202
(Address of principal executive offices)	(Zip code)

Derek Mullins

Dividend Capital Strategic Global Realty Fund

518 17th Street, Suite 1200

Denver, Colorado 80202

(Name of address of agent for service)

Registrant’s telephone number, including area code: (303) 228-2200

Date of fiscal year end: December 31

Date of reporting period: June 26, 2007 to June 30, 2007

Item 1 – Proxy Voting Record.

There were no proxy voting records for the period June 26, 2007 to June 30, 3007.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Strategic Global Realty Fund

By:	/s/ Thomas Florence
Thomas I. Florence
President (Principal Executive Officer)

Date: August 24, 2007